Note 29	6 Months Ended
Jun. 30, 2024
Capital Base And Capital Management [Abstract]
Disclosure of Capital Base And Capital Management [Text Block]	Capital base and capital management
The eligible capital instruments and the risk-weighted assets of the Group (phased-in) are shown below, calculated in accordance with the applicable regulation, considering the entities in scope required by such regulation, as of June 30, 2024 and December 31, 2023:

Capital ratios
	June 2024 ⁽¹⁾	December 2023
Eligible Common Equity Tier 1 capital (millions of Euros) (a)	48,861	46,116
Eligible Additional Tier 1 capital (millions of Euros) (b)	5,915	6,033
Eligible Tier 2 capital (millions of Euros) (c)	9,467	8,182
Risk Weighted Assets (millions of Euros) (d)	383,179	363,915
Common Tier 1 capital ratio (CET 1) (A)=(a)/(d)	12.75%	12.67%
Additional Tier 1 capital ratio (AT 1) (B)=(b)/(d)	1.54%	1.66%
Tier 1 capital ratio (Tier 1) (A)+(B)	14.30%	14.33%
Tier 2 capital ratio (Tier 2) (C)=(c)/(d)	2.47%	2.25%
Total capital ratio (A)+(B)+(C)	16.77%	16.58%
(1) Provisional data.

The BBVA Group's earnings have contributed to achieving a consolidated fully loaded CET1 ratio of 12.75% as of June 30, 2024, which allows maintaining a large management buffer over the Group's CET1 requirement as of that date (9.11%4), and which is also above the Group's target management range of 11.5 - 12.0% CET1.
Fully-loaded risk-weighted assets (RWA) increased in the first half of the year by €19,264 million, mainly as a result of organic growth of activity at constant exchange rates, mainly in loans and advances to customers and debt securities.
The consolidated fully-loaded additional Tier 1 (AT1) capital ratio stood at 1.54% as of June 30, 2024, -12 basis points lower than as of December 31, 2023. BBVA, S.A completed an issuance for an amount of €750 million of contingent convertible instruments (CoCos) in June 2024. In addition, in March 2024, the call for redemption of another issuance of contingent convertible instruments for a total amount of €1.0 billion was made.
The consolidated fully loaded Tier 2 ratio stood at 2.47% as of June 30, 2024, which represents an increase of 22 basis points compared to December 31, 2023, mainly due to the issuance of a subordinated bond in Spain for €1,250 million in February 2024, and, to a lesser extent, the issuance in Mexico, Turkey and Peru of subordinated debt for amounts of USD 900, 500 and 300 million, respectively in the first quarter of 2024. A subordinated debt issuance for an amount of €750 million was redeemed in Spain.
As a consequence of the foregoing, the consolidated fully loaded total capital ratio stood at 16.77% as of June 30, 2024.
As of June 30, 2024 there are no differences between the consolidated fully-loaded ratios and the phased-in ratios given that the impact associated with the transitional adjustments associated with IFRS 9 is nil.
The breakdown of the leverage ratio as of June 30, 2024 and December 31, 2023, calculated according to CRR (Capital Requirements Regulation), is as follows:

Leverage ratio
	June 2024 ⁽¹⁾	December 2023
Tier 1 (millions of Euros) (a)	54,776	52,150
Exposure to leverage ratio (millions of Euros) (b)	809,063	797,888
Leverage ratio (a)/(b) (percentage)	6.77%	6.54%
(1) Provisional data.
As of June 30, 2024, the phased-in leverage ratio stood at 6.77%. Tier 1 grew supported by the generation of results, while there was higher exposure in off-balance sheet assets, which together resulted in an increase of 23 basis points in the leverage ratio compared to December 31, 2023 (6.54% phased-in).
On March 27, 2024 the Group made public that it had received a communication from the Bank of Spain regarding its MREL[5] requirement, established by the Single Resolution Board (“SRB”). According to this communication, BBVA must maintain, as from March 27, 2024, an MREL in RWA of 22.79%[6]. In addition, BBVA must reach, also as from March 27, 2024, a volume of own funds and eligible liabilities in terms of total exposure considered for purposes of calculating the leverage ratio of 8.48% (the “MREL in LR”)[7]. These requirements do not include the current combined capital requirement, which, according to current regulations and supervisory criteria, is 3.62%[8].
With respect to the MREL ratios[9] achieved as of June 30, 2024, these were 28.42% and 11.95%, respectively for MREL in RWA and MREL in LR, reaching the subordinated ratios of both 22.18% and 9.32%, respectively.
Given the structure of the resolution group's own funds and eligible liabilities, as of June 30, 2024, the Group meets the aforementioned requirements.